Share-Based Payments - Summary of Assumptions Used to Estimate Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free rate, minimum	1.71%	1.31%	0.57%
Risk-free rate, maximum	4.14%	1.82%	1.90%
Expected volatility range, minimum	40.90%	41.00%	39.65%
Expected volatility range, maximum	44.35%	43.00%	40.53%
Exercise multiple	2.80	2.80	2.80
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share as at valuation dates	$ 2.895	$ 4.02	$ 2.32
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share as at valuation dates	$ 4.01	$ 8.27	$ 14.00